Trade and other receivables	6 Months Ended
Feb. 28, 2026
Trade and other receivables
Trade and other receivables

6. Trade and other receivables

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Trade receivables	360,748	424,686
Sales taxes receivable	178,925	52,518
Other receivables	24,724	5,980
	564,397	483,184

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at February 28, 2026, trade receivables of $360,748 [August 31, 2025 – $424,686] were past due but not impaired. They relate to customers with no default history.

The aging analysis of these receivables is as follows:

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
0 – 30	38,010	83,975
31 – 60	12,242	42,775
61 – 90	9,071	—
91 and over	301,425	297,936
	360,748	424,686

There were no movements in the allowance for expected credit losses for the three-month and six-month periods ended February 28, 2026 and the year ended August 31, 2025.